Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued expenses	$ 663	$ 379
Accrued clinical trial costs	848	610
Accrued contract manufacturing expenses	580	433
Accrued compensation and benefits	983	618
Accrued interest	574	234
Total accrued expenses	$ 3,648	$ 2,274